Goodwill And Other Intangible Assets (Detail Of Intangible Assets Classified As Other Long-Term Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 years	Dec. 31, 2009
Total Other Intangible Assets [Member]
Weighted Average Life, Years	12.5
Cost	$ 563,483	$ 374,624
Accumulated Amortization	164,009	131,156
Net	399,474	243,468
Customer Contracts/Relationships [Member]
Weighted Average Life, Years	10.7
Cost	413,855	314,885
Accumulated Amortization	145,997	117,748
Net	267,858	197,137
Trade Names [Member]
Weighted Average Life, Years	19.6
Cost	87,400	5,200
Accumulated Amortization	2,268	567
Net	85,132	4,633
Provider Contracts [Member]
Weighted Average Life, Years	16.0
Cost	42,753	42,753
Accumulated Amortization	11,659	8,281
Net	31,094	34,472
Noncompetes and Other [Member]
Weighted Average Life, Years	9.5
Cost	19,475	11,786
Accumulated Amortization	4,085	4,560
Net	$ 15,390	$ 7,226